Segmented Information - Summary of Information Relati (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 1,494,718	$ 1,632,750
Production costs and royalties	1,130,320	961,854
Depreciation	316,036	302,958
Mine operating earnings	48,362	367,938
Mine care and maintenance	45,123	31,780
Capital expenditures	289,521	255,874
Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	504,836	601,336
Production costs and royalties	392,114	401,943
Depreciation	66,211	71,114
Mine operating earnings	46,511	128,279
Capital expenditures	121,533	98,451
Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	989,882	1,031,414
Production costs and royalties	738,206	559,911
Depreciation	247,620	230,127
Mine operating earnings	4,056	241,376
Capital expenditures	166,081	156,021
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	303,934	342,556
Production costs and royalties	301,892	186,285
Depreciation	129,803	106,397
Mine operating earnings	(127,761)	49,874
Capital expenditures	35,855	40,566
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	155,039	130,112
Production costs and royalties	98,695	75,192
Depreciation	20,249	20,505
Mine operating earnings	36,095	34,415
Capital expenditures	91,682	65,532
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	145,730	154,634
Production costs and royalties	100,511	90,126
Depreciation	11,836	11,564
Mine operating earnings	33,383	52,944
Capital expenditures	15,574	10,897
Morococha mine [member]
Disclosure of operating segments [line items]
Mine care and maintenance	15,533	0
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	22,059	108,699
Production costs and royalties	20,642	75,182
Depreciation	2,332	13,738
Mine operating earnings	(915)	19,779
Capital expenditures	1,252	8,329
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	76,935	80,446
Production costs and royalties	59,596	54,569
Depreciation	8,744	9,276
Mine operating earnings	8,595	16,601
Capital expenditures	7,156	5,340
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	105,073	127,445
Production costs and royalties	112,670	106,874
Depreciation	23,050	16,031
Mine operating earnings	(30,647)	4,540
Capital expenditures	4,263	7,575
Escobal mine [member]
Disclosure of operating segments [line items]
Mine care and maintenance	24,594	24,357
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	0	0
Mine operating earnings	0	0
Capital expenditures	1,606	778
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	266,375	255,771
Production costs and royalties	146,179	115,009
Depreciation	44,503	42,600
Mine operating earnings	75,693	98,162
Capital expenditures	44,604	27,678
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	175,865	194,582
Production costs and royalties	103,869	84,243
Depreciation	34,674	41,362
Mine operating earnings	37,322	68,977
Capital expenditures	47,970	45,479
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	243,708	238,505
Production costs and royalties	186,266	174,374
Depreciation	38,640	39,768
Mine operating earnings	18,802	24,363
Capital expenditures	37,652	42,298
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	439	407
Mine operating earnings	(439)	(407)
Capital expenditures	348	332
Navidad mine [member]
Disclosure of operating segments [line items]
Mine care and maintenance	4,996	7,423
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	0	0
Mine operating earnings	0	0
Capital expenditures	50	90
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	1,766	1,310
Mine operating earnings	(1,766)	(1,310)
Capital expenditures	$ 1,509	$ 980